Consolidated Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 31,430	$ 72,627	$ 58,946
Restricted cash	1,178	1,000	1,200
Accounts and notes receivable, net
Joint interest and other		2,955	14,342
Accounts and notes receivable, net	7,174	2,955
Notes receivable			3,335
Advances to and receivables from equity affiliate	455	656	14,588
Deferred income taxes	821	821
Prepaid expenses and other	1,242	1,460	728
TOTAL CURRENT ASSETS	42,300	79,519	93,139
OTHER ASSETS	6,885	7,613	5,427
LONG-TERM RECEIVABLE - EQUITY AFFILIATE	14,228	14,346
INVESTMENT IN EQUITY AFFILIATE	462,294	412,823	345,054
PROPERTY AND EQUIPMENT:
Oil and gas properties (successful efforts method)	102,625	81,792	62,455	[1]
Other administrative property, net	705	744	1,128
TOTAL PROPERTY AND EQUIPMENT, NET	103,330	82,536	63,583
TOTAL ASSETS	629,037	596,837	507,203	[1],[2]
CURRENT LIABILITIES:
Accounts payable, trade and other	8,099	3,970	7,381
Accounts payable - carry obligation			3,596
Accrued expenses	13,880	30,748	15,247
Accrued interest	2,653	624	976	[3]
Other current liabilities	3,416	3,538	2,632	[2],[3]
Income taxes payable	108	102	689	[3]
TOTAL CURRENT LIABILITIES	28,156	38,982	30,521
OTHER LONG TERM LIABILITIES	464	1,108	908
Warrant derivative liability	1,685	5,470	4,870	[4]
LONG TERM DEBT	75,473	74,839	31,535
COMMITMENTS AND CONTINGENCIES (See Note 7)
STOCKHOLDERS' EQUITY:
Preferred stock, par value $0.01 a share; authorized 5,000 shares; outstanding, none
Common stock, par value $0.01 a share; authorized 80,000 shares at December 31, 2012 (2011: 80,000 shares); issued 45,882 shares at December 31, 2012 (2011: 40,625 shares)	459	458	406
Additional paid-in capital	264,437	263,646	227,800	[5]
Retained earnings	217,475	181,378	193,589	[6]
Treasury stock, at cost, 6,527 shares at December 31, 2012 (2011: 6,521 shares)	(66,145)	(66,145)	(66,104)
TOTAL HARVEST STOCKHOLDERS' EQUITY	416,226	379,337	355,691	[7]
NONCONTROLLING INTEREST	107,033	97,101	83,678
TOTAL EQUITY	523,259	476,438	439,369	[7]
TOTAL LIABILITIES AND EQUITY	$ 629,037	$ 596,837	$ 507,203

[1]	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
[2]	Relates to a deferred tax asset that was erroneously reported gross of the related liability.
[3]	Represents other current liabilities that were improperly classified as interest payable and income taxes payable.
[4]	Relates to the reclassification of the Warrants out of additional paid in capital to warrant derivative liabilities. The fair value of the Warrants was not appropriately determined at inception because certain features of the Warrants were not originally considered in the fair value calculation. Thus, the correction of the error to record the Warrants as a liability does not agree to the correction of the error removing the Warrants from equity. Additionally, the Warrants were not properly marked to market at the end of each period. The warrant derivative liability was valued at $15,000 thousand at inception with subsequent reductions in fair value of $344 thousand in 2010 and $9,786 thousand in 2011.
[5]	Relates to the reversal of the amount recorded to equity at inception for the Warrants of $11,122 thousand and the reversal of the amount removed from additional paid in capital of $2,730 thousand when a portion of the Warrants were redeemed by the Company. In May 2011, additional paid in capital was debited for $2,730 thousand for the reversal of the original fair value of such warrants which was an error as they did not qualify for equity classification.
[6]	Relates to (a) net increase in expense in 2010 and 2011 related to exploration expense of $2,523 thousand (inclusive of the reclassification of exploration expense to impairment of oil and gas properties of $3,335 thousand), (b) net increase in unrealized gain on warrant derivatives of $10,130 thousand for cumulative 2010 and 2011, (c) net increase in interest expense of $2,921 thousand cumulative for 2010 and 2011, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011 (e) net increase in income tax expense of $237 thousand for income taxes improperly classified as interest expense, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.
[7]	Relates to reclassification of the Warrants as described in (d) above plus the impact of retained earnings described in (e) above.